Earnings Per Unit (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended						6 Months Ended
	Jun. 30, 2014	Jun. 22, 2014		Jun. 30, 2014		Dec. 31, 2013		Jun. 22, 2014		Jun. 30, 2014
Earnings Per Share [Abstract]
Net income attributable to the period June 23, 2014 through June 30, 2014	$ 941 [1]	$ 3,168	[1]	$ 4,109	[1]	$ 2,988	[1]	$ 7,021	[1]	$ 7,962	[1]
Net income per common unit, basic	$ 0.01			$ 0.01	[1]					$ 0.01	[1]
Net income per common unit, diluted	$ 0.01			$ 0.01	[1]					$ 0.01	[1]
Weighted-average common units outstanding, basic	76,200,000			76,200,000	[1]					76,200,000	[1]
Weighted-average common units outstanding, diluted	76,200,000			76,200,000	[1]					76,200,000	[1]

[1]	See Note 1 for information regarding the basis of financial statement presentation.